SCHEDULE OF CONCENTRATIONS OF CREDIT RISK (Details) - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Dec. 31, 2023
Concentration Risk [Line Items]
Accounts receivable	$ 2,339,830			$ 2,532,551
Revenues	12,132,668	$ 8,137,820
Accounts payable	1,281,014			929,816
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 727,855				[1]
Concentration risk percentage	31.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 454,360				[1]
Concentration risk percentage	19.42%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 412,364				[1]
Concentration risk percentage	17.62%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 302,919			$ 479,511
Concentration risk percentage	12.95%			18.93%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 255,423
Concentration risk percentage	10.92%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Accounts receivable				$ 997,506
Concentration risk percentage				39.39%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Concentration Risk [Line Items]
Accounts receivable				$ 553,800
Concentration risk percentage				21.87%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 2,152,921			$ 2,030,817
Concentration risk percentage	92.01%			80.19%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.90%
Revenues	$ 2,050,295
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.70%
Revenues	$ 1,298,049
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage		14.08%
Revenues		$ 1,145,778
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	52.51%	31.54%
Revenues	$ 6,370,820	$ 2,566,991
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer I [Member]
Concentration Risk [Line Items]
Concentration risk percentage	24.91%
Revenues	$ 3,022,476
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer H [Member]
Concentration Risk [Line Items]
Concentration risk percentage		17.46%
Revenues		$ 1,421,213
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	63.29%			89.25%
Accounts payable	$ 810,711			$ 829,815
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.51%
Accounts payable	$ 211,509		[1]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage	79.80%			89.25%
Accounts payable	$ 1,022,220			$ 829,815
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage	42.30%	37.28%
Cost of goods and services sold	$ 5,552,444	$ 2,591,335
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.54%
Cost of goods and services sold	$ 2,301,768
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.80%	26.35%
Cost of goods and services sold	$ 1,811,820
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.96%	10.93%
Cost of goods and services sold	$ 1,438,856
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier F [Member]
Concentration Risk [Line Items]
Cost of goods and services sold		1,831,395
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier G [Member]
Concentration Risk [Line Items]
Cost of goods and services sold		$ 759,940

[1]	represented the percentage below 10%